GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0
Indefinite-lived intangible assets	2,340,000	$ 2,340,000
Amortization of intangibles	$ 2,795,000	$ 3,531,000	$ 2,410,000